Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2021

COMMON STOCKS - 4.8%	Shares	Value
Aerospace/Defense - 0.0%
Dassault Aviation SA (1)	20	$2,257
MTU Aero Engines AG (1)	11	2,490
Saab AB (1)	60	1,705
		6,452
Apparel - 0.1%
adidas AG (1)	79	24,872
Asics Corp. (1)	197	4,535
Hermes International (1)	28	38,807
NIKE, Inc.	328	47,635
PRADA SpA (1)	466	2,577
PVH Corp. (2)	81	8,326
		126,752
Auto Manufacturers - 0.2%
PACCAR, Inc.	148	11,680
Tesla, Inc. (2)	160	124,077
Toyota Motor Corp. (1)	3,905	70,174
		205,931
Auto Parts & Equipment - 0.0%
Aptiv Plc - ADR (1)(2)	68	10,130
NGK Spark Plug Co Ltd. (1)	398	6,265
		16,395
Banks - 0.4%
Bank of America Corp.	1,295	54,973
Citigroup, Inc.	349	24,493
Comerica, Inc.	148	11,914
DNB Bank ASA (1)	777	17,772
Fifth Third Bancorp	105	4,456
Goldman Sachs Group, Inc./The	52	19,658
Huntington Bancshares Inc/OH	1,140	17,625
JPMorgan Chase & Co.	457	74,806
KeyCorp	150	3,243
Macquarie Group Ltd. (1)	907	119,340
Morgan Stanley	249	24,230
PNC Financial Services Group, Inc./The	64	12,521
Royal Bank of Canada (1)	212	21,095
Toronto-Dominion Bank/The (1)	276	18,271
US Bancorp	225	13,374
Wells Fargo & Co.	620	28,774
		466,545
Beverages - 0.0%
Remy Cointreau SA (1)	159	30,850

Building Materials - 0.1%
LafargeHolcim Ltd. (1)	84	4,069
Masco Corp.	396	21,998
Owens Corning	162	13,851
Vulcan Materials Co.	170	28,757
		68,675
Chemicals - 0.1%
Albemarle Corp.	99	21,678
Arkema SA (1)	9	1,194
Brenntag SE (1)	26	2,427
Chr. Hansen Holding A/S (1)	15	1,225
Clariant AG (1)	34	643
Croda International (1)	13	1,497
DuPont de Nemours, Inc.	728	49,497
FMC Corp.	100	9,156
Givaudan SA (1)	1	4,573
Koninklijke DSM NV (1)	27	5,403
		97,293
Cosmetics/Personal Care - 0.1%
Estee Lauder Cos., Inc./The	365	109,474
Unicharm Corp. (1)	932	41,444
		150,918
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2021

COMMON STOCKS (Continued)	Shares	Value
Commercial Services - 0.1%
Ashtead Group Plc (1)	170	$12,933
Automatic Data Processing, Inc.	123	24,590
Edenred (1)	38	2,052
Experian Plc (1)	222	9,300
IHS Markit Ltd. - ADR	129	15,044
Moody's Corp.	31	11,009
QinetiQ Group Plc (1)	271	1,184
RELX Plc (1)	494	14,291
S&P Global, Inc.	39	16,571
Savills Plc (1)	54	983
Square, Inc. (2)	79	18,947
Verisk Analytics, Inc.	65	13,018
		139,922
Computers - 0.1%
Alten SA (1)	255	37,542
Amdocs Ltd. - ADR (1)	577	43,685
Jenoptik AG (1)	328	11,132
		92,359
Diversified Financial Services - 0.2%
Capital One Financial Corp.	68	11,014
London Stock Exchange Group Plc (1)	283	28,408
Mastercard, Inc.	209	72,665
Nasdaq, Inc.	26	5,018
Visa, Inc.	455	101,351
Vontobel Holding AG (1)	119	10,056
		228,512
Electric - 0.1%
Albioma SA (1)	14	551
Alliant Energy Corp.	106	5,934
Ameren Corp.	98	7,938
American Electric Power Co, Inc.	190	15,424
EDP Renovaveis SA (1)	55	1,365
Enel SpA (1)	699	5,385
Eversource Energy	131	10,710
Iberdrola SA (1)	452	4,547
RWE AG (1)	43	1,522
Sempra Energy	110	13,915
Verbund AG (1)	24	2,438
Xcel Energy, Inc.	206	12,875
		82,604
Electronics - 0.2%
Honeywell International, Inc.	264	56,042
Hoya Corp. (1)	468	73,483
Omron Corp. (1)	175	17,454
Renishaw Plc (1)	90	5,758
Trimble, Inc. (2)	57	4,688
		157,425
Energy-Alternative Sources - 0.0%
Ence Energia y Celulosa, S.A. (1)(2)	75	207
ERG SpA (1)	65	1,935
Falck Renewables SpA (1)	125	974
Nordex SE (1)(2)	73	1,241
Solaria Energia y Medio Ambiente SA (1)	52	824
		5,181
Environmental Control - 0.0%
Fluidra SA (1)	32	1,277
Republic Services, Inc.	114	13,687
		14,964
Food - 0.2%
Austevoll Seafood ASA (1)	1,257	14,911
Glanbia Plc (1)	1,865	30,633
JBS SA (1)	6,542	44,424
Kikkoman Corp. (1)	131	10,699
Marfrig Global Foods SA (1)	2,176	10,189
SunOpta, Inc. (1)(2)	4,701	42,015
Tyson Foods, Inc.	454	35,839
		188,710
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2021

COMMON STOCKS (Continued)	Shares	Value
Forest Products & Paper - 0.0%
BillerudKorsnas AB (1)	64	$1,224
Mondi Plc (1)	56	1,380
Suzano SA (1)	3,351	33,228
Svenska Cellulosa AB SCA (1)	78	1,215
UPM-Kymmene Oyj (1)	69	2,455
		39,502
Healthcare Products - 0.1%
Boston Scientific Corp. (2)	437	18,961
Cochlear Ltd. (1)	93	14,818
Koninklijke Philips NV (1)	952	42,279
Siemens Healthineers AG (1)	1,142	74,317
		150,375
Healthcare Services - 0.2%
Anthem, Inc.	77	28,706
Humana, Inc.	41	15,955
IQVIA Holdings, Inc. (2)	58	13,893
UnitedHealth Group, Inc.	293	114,487
		173,041
Home Builders - 0.1%
Barratt Developments Plc (1)	315	2,803
Berkeley Group Holdings Plc (1)	34	1,998
DR Horton, Inc.	73	6,130
KB Home	1,389	54,060
LENNAR Corp.	64	5,996
NVR, Inc. (2)	4	19,176
Persimmon Plc (1)	96	3,451
PulteGroup, Inc.	307	14,097
Redrow Plc (1)	1,162	10,453
Taylor Wimpey PLC (1)	1,132	2,377
		120,541
Home Furnishings - 0.0%
Howden Joinery Group Plc (1)	111	1,340

Household Products/Wares - 0.0%
Clorox Co./The	166	27,491

Insurance - 0.2%
Admiral Group Plc (1)	69	2,890
Aflac, Inc.	104	5,421
Allstate Corp/The	41	5,220
American International Group, Inc.	133	7,300
ASR Nederland NV (1)	42	1,923
AXA SA (1)	1,530	42,685
Cattolica Assicurazioni SPA (1)	386	3,155
CNP Assurances (1)	195	3,100
Coface SA (1)	295	3,721
Direct Line Insurance Group Plc (1)	365	1,424
Fidelity National Financial, Inc.	307	13,919
Hartford Financial Services Group Inc/The	63	4,426
Lincoln National Corp.	228	15,675
Loews Corp.	301	16,233
Marsh & McLennan Cos, Inc.	64	9,692
NN Group NV (1)	86	4,510
Phoenix Group Holdings Plc (1)	276	2,401
Prudential Financial, Inc.	58	6,102
Sampo Oyj (1)	307	15,259
SCOR SE (1)	59	1,713
Sun Life Financial, Inc. (1)	91	4,684
Travelers Cos Inc/The	41	6,232
UNIQA Insurance Group AG (1)	621	5,539
Voya Financial, Inc.	145	8,902
		192,126

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2021

COMMON STOCKS (Continued)	Shares	Value
Internet - 0.4%
Alphabet, Inc. (2)	65	$173,779
ASOS Plc (1)(2)	28	1,132
CyberAgent, Inc. (1)	1,136	22,109
eBay, Inc.	140	9,754
Facebook, Inc. (2)	302	102,496
Future Plc (1)	878	43,653
Moneysupermarket.com Group Plc (1)	1,748	5,017
Rightmove Plc (1)	1,902	17,514
		375,454
Investment Company - 0.0%
Aker ASA (1)	21	1,662

Iron/Steel - 0.0%
APERAM SA (1)	23	1,276
Nucor Corp.	350	34,472
Outokumpu Oyj (1)	122	746
SSAB AB (1)	276	1,365
		37,859
Machinery - 0.0%
Daifuku Co Ltd. (1)	54	5,104
GEA Group AG (1)	42	1,926
Husqvarna AB (1)	133	1,596
Konecranes Oyj (1)	52	2,094
Valmet Oyj (1)	28	1,017
Yaskawa Electric Corp. (1)	226	10,965
		22,702
Media - 0.0%
Thomson Reuters Corp. (1)	171	18,908
Schibsted ASA (1)	474	22,567
		41,475
Mining - 0.1%
Alcoa Corp. (2)	722	35,334
Alumina Ltd. (1)	29,538	44,844
Rio Tinto Plc (1)	225	14,896
		95,074
Miscellaneous Manufacturing - 0.0%
Vestas Wind Systems (1)	290	11,632

Oil & Gas - 0.2%
Aker BP ASA (1)	1,142	37,245
Atmos Energy Corp.	55	4,851
Halliburton Co.	4,508	97,463
Murphy Oil Corp.	555	13,858
Oil Search Ltd. (1)	7,532	23,905
PrairieSky Royalty Ltd. (1)	709	7,562
		184,884
Packaging & Containers - 0.0%
AptarGroup, Inc.	45	5,371
Metsa Board Oyj (1)	109	1,022
Westrock Co.	183	9,119
		15,512
Pharmaceuticals - 0.2%
Becton Dickinson and Co.	90	22,124
Bristol-Myers Squibb Co.	695	41,123
Cigna Corp.	108	21,617
Merck & Co, Inc.	788	59,187
Zoetis, Inc.	148	28,733
		172,784

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2021

COMMON STOCKS (Continued)	Shares	Value
Real Estate Services - 0.1%
CBRE Group, Inc. (2)	120	$11,683
China Overseas Land & Investment Ltd. (1)	1,664	3,792
China Resources Land Ltd. (1)	1,109	4,680
Hufvudstaden AB (1)	98	1,468
REA Group Ltd. (1)	317	36,404
Vonovia SE (1)	285	17,134
Wihlborgs Fastigheter AB (1)	70	1,394
Yuexiu Property Co Ltd. (1)	1,911	1,797
		78,352
REIT - 0.1%
AvalonBay Communities, Inc.	48	10,639
Equity Residential	128	10,358
Invitation Homes, Inc.	191	7,321
Mirvac Group (1)	4,822	10,423
Nippon Prologis REIT, Inc. (1)	3	10,041
Prologis, Inc.	250	31,357
Segro Plc (1)	215	3,462
Sun Communities, Inc.	99	18,325
UNITE Group PLC/The (1)	76	1,114
Weyerhaeuser Co.	285	10,137
		113,177
Retail - 0.1%
Grafton Group Plc (1)	146	2,508
Home Depot Inc/The	218	71,561
Lowe's Cos, Inc.	146	29,617
Moncler SpA (1)	61	3,746
TJX Cos Inc/The	262	17,287
Zalando SE (1)(2)	101	9,280
		133,999
Semiconductors - 0.5%
Advanced Micro Devices, Inc. (2)	215	22,124
Analog Devices, Inc.	113	18,925
Applied Materials, Inc.	204	26,261
ASM International NV (1)	37	14,495
BE Semiconductor Industries NV (1)	73	5,806
Infineon Technologies AG (1)	3,068	126,249
Micron Technology, Inc.	287	20,371
NVIDIA Corp.	423	87,629
SUMCO Corp. (1)	198	4,004
Texas Instruments, Inc.	199	38,250
Tokyo Electron Ltd. (1)	230	102,647
		466,761
Software - 0.02%
Broadridge Financial Solutions, Inc.	511	85,153
Workday, Inc. (2)	61	15,243
		100,396
Telecommunications - 0.1%
Viavi Solutions, Inc. (2)	7,738	121,796

Textiles - 0.0%
Mohawk Industries, Inc. (2)	82	14,547

Transportation - 0.3%
Canadian Pacific Railway Ltd. (1)	276	18,023
CH Robinson Worldwide, Inc.	218	18,966
Clarkson Plc (1)	20	1,024
CSX Corp.	889	26,439
Expeditors International of Washington, Inc.	62	7,386
FedEx Corp.	111	24,341
Hapag-Lloyd AG (1)	43	9,409
Kansas City Southern	39	10,555
Mitsui OSK Lines Ltd. (1)	163	11,072
United Parcel Service, Inc.	362	65,920
ZIM Integrated Shipping Services Ltd - ADR	1,518	76,963
		270,098

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2021

COMMON STOCKS (Continued)			Shares		Value
Water - 0.0%
American Water Works Co, Inc.			72		$12,171
Essential Utilities, Inc.			109		5,023
					17,194
Wholesale Distribution - 0.1%
Itochu Corp. (1)			1,628		47,935
Toyota Tsusho Corp. (1)			140		5,981
					53,916

TOTAL COMMON STOCKS (Cost $4,799,279)					5,113,178

PREFERRED STOCKS - 0.00%
Machinery - 0.00%
Jungheinrich AG (1)			49		2,286

TOTAL PREFERRED STOCKS (Cost $2,430)					2,286

PURCHASED OPTIONS AND WARRANTS - 2.9%		Contracts	Notional		Value
Call Options Purchased - 0.5%
Crude Oil Dec 21 Futures at $70, October 26, 2021 (3)		61	4,776,910	USD	537,410
Crude Oil Dec 21 Futures at $90, October 26, 2021 (3)		51	3,993,810	USD	15,300
Crude Oil Dec 21 Futures at $100, October 26, 2021 (3)		20	1,566,200	USD	2,000
E-mini S&P 500 at $4,440, October 15, 2021		34	6,824,698	USD	15,300
Total Call Options (Premiums Paid $269,634)					570,010

Put Options Purchased - 0.3%
CBOE Volatility Index (VIX) at $19, October 20, 2021		563	1,216,928	USD	33,780
CBOE Volatility Index (VIX) at $20, October 20, 2021		69	149,144	USD	7,245
CBOE Volatility Index (VIX) at $20, November 17, 2021		184	397,717	USD	26,680
Crude Oil Dec 21 Futures at $69, October 26, 2021 (3)		162	12,686,220	USD	66,420
E-mini S&P 500 at $4,300, October 15, 2021		48	9,634,868	USD	174,600
Total Put Options (Premiums Paid $361,466)					308,725

Over-The-Counter Options Purchased - 1.5%	Counterparty [a]
AUD Call / CAD Put at 0.965, October 6, 2021 (4)	JPM		267,000	AUD	3
AUD Call / NZD Put at 1.05, November 18, 2021 (4)	JPM		384,000	AUD	124,647
AUD/NZD > 1.05 and EUR/GBP > 0.88, December 22, 2021 (5)	CITI		603,000	EUR	54,125
EUR Call / CHF Put at 1.08519, October 8, 2021	JPM		1,002,000	EUR	976
EUR Call / CHF Put at 1.1050, November 1, 2021 (4)	JPM		104,000	EUR	4,681
EUR Call / CNH Put at 7.9, November 5, 2021 (4)	JPM		105,000	EUR	463
EUR Call / GBP Put at 0.8734, October 27, 2021	JPM		10,532,000	EUR	18,690
EUR Call / GBP Put at 0.878, October 27, 2021 (6)	JPM		246,855	EUR	26,106
EUR Call / JPY Put at 132, November 15, 2021 (4)	JPM		313,000	EUR	48,365
EUR Put / CHF Call at 1.08519, October 8, 2021	JPM		1,002,000	EUR	6,220
EUR/BRL USD/BRL Put on correlation swap at 100, May 6, 2021 (7)	CITI		27,700	USD	147,519
EUR/USD > 1.2359 and EUSA30 > 0.826%, October 28, 2021 (5)	CITI		559,000	EUR	–
GBP Put / SEK Call at 11.7, October 21, 2021 (4)	JPM		224,000	GBP	85,406
GBP Put / USD Call at 1.332, December 17, 2021 (4)	JPM		450,000	GBP	193,434
GBP Put / USD Call at 1.335, October 27, 2021 (6)	JPM		202,000	GBP	76,751
USD Call / JPY Put at 115, November 4, 2021 (4)(6)	MLI		612,000	USD	55,307
USD Call / JPY Put at 120, September 11, 2023 (4)(6)	JPM		1,286,000	USD	413,686
GBP/USD < 1.31 and USD/JPY < 111.00, December 15, 2021 (5)	MS		486,000	USD	38,394
SPX < 3937.275 and EUR/USD < 1.1858, October 15, 2021 (5)	CITI		682,000	USD	22,403
SPX < 3957.8 and USD/JPY < 106.72, December 17, 2021 (5)	JPM		627,000	USD	91,370
SPX < 3957.8 and USD/JPY < 106.72, November 19, 2021 (5)	JPM		627,000	USD	77,771
SPX < 4068.67 and USD/JPY < 107.79 and USSW10 > 1.72, November 19, 2021 (8)	CITI		676,000	USD	270
SPX < 4068.67 and USD/JPY < 107.79 and USSW10 > 1.741, December 17, 2021 (8)	CITI		676,000	USD	676
SPX < 4,113.16 and USSW10 < 1.388% 21 Jan 22, January 21, 2022 (5)	CITI		495,000	USD	46,530
SX5E < 3825.8 and USSW10 < 1.424%, January 21, 2022 (5)	CITI		753,000	USD	71,535
SX5E > 4450 and EUR/GBP > 0.8680, November 19, 2021 (5)	B		527,000	EUR	1,222
USSW10 > 1.53% and EUR/USD > 1.2111, October 29, 2021 (5)	CITI		715,000	USD	1,216
USSW30 > 1.876% and EUR/USD > 1.2111, October 29, 2021 (5)	CITI		715,000	USD	858
Total Over-The-Counter Options (Premiums Paid $1,850,220)					1,608,624

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2021

PURCHASED OPTIONS AND WARRANTS (Continued)	Counterparty [a]	Contracts	Notional		Value
Warrants - 0.6%
Swiss Market Index Dispersion Warrant (1)(9)
Effective: 01/28/2021, Expiration: 12/17/2021, Strike: 19.94%	UBS	30	300,000	CHF	$327,790
S&P 500 Index Dispersion Warrants (9)
Effective: 04/20/2021, Expiration: 06/17/2022, Strike: 20.89%	BNP	400	400,000	USD	294,400
Total Warrants (Cost $737,705)					622,190

TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $3,219,025)					3,109,549

SHORT-TERM INVESTMENTS - 50.3%			Principal Amount		Value
United States Treasury Bills - 50.3% (10)
0.021%, 10/07/2021			5,500,000	USD	5,499,970
0.030%, 11/04/2021			7,000,000	USD	6,999,537
0.038%, 12/02/2021			5,500,000	USD	5,499,699
0.041%, 12/16/2021			6,100,000	USD	6,099,601
0.041%, 01/13/2022			2,920,000	USD	2,919,724
0.046%, 01/27/2022			5,390,000	USD	5,389,289
0.029%, 02/10/2022			4,700,000	USD	4,699,311
0.031%, 02/17/2022			5,300,000	USD	5,299,130
0.042%, 02/24/2022			5,390,000	USD	5,389,016
0.035%, 03/03/2022			6,005,000	USD	6,004,011
Total United States Treasury Bills (Cost $53,799,812)					53,799,288

TOTAL SHORT-TERM INVESTMENTS (Cost $53,799,812)					53,799,288

Total Investments (Cost $61,820,546) - 58.0%					62,024,301
Other Assets in Excess of Liabilities- 42.0%					44,926,079
TOTAL NET ASSETS - 100.0%					$106,950,380

ADR	American Depositary Receipt
(1)	Foreign issued security.
(2)	Non-income producing security.
(3)	Position held in subsidiary.
(4)	Binary option - Payoff is either notional amount or nothing.
(5)	Dual binary option - Option only pays if both terms are met at maturity.
(6)	One touch option - Option pays notional if spot rate meets strike at any point during the term of the option.
(7)	Correlation swap option - Option gives right to the Fund to short correlation swap.
(8)	Triple barrier option - Option only pays if all terms are met at maturity.
(9)
The payout of the dispersion warrants is calculated with the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock's assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the effective and expiration dates of the respective warrant.

(10)	Rate quoted is effective yield of position.

[a]	Counterparty abbreviations
BNP - BNP Paribas S.A.
CITI - Citigroup Global Markets
GS - Goldman Sachs
JPM - J.P. Morgan Investment Bank
MLI - Merrill Lynch
MS - Morgan Stanley
UBS - UBS AG

Reference entity abbreviations
EUSA30 - EUR Swap Annual 30-year
SPX - S&P 500 Index
SX5E - Euro Stoxx 50 Index
USSW30 - 30 year US Swap Rate
USSW10 - 10 year US Swap Rate

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2021

WRITTEN OPTIONS - (0.3%)		Contracts	Notional		Value
Call Option Written - (0.1%)
CBOE Volatility Index (VIX) at $24, October 20, 2021		(121)	(261,542)	USD	$(27,830)
CBOE Volatility Index (VIX) at $28, October 20, 2021		(121)	(261,542)	USD	(18,755)
CBOE Volatility Index (VIX) at $32.5, October 20, 2021		(121)	(261,542)	USD	(12,402)
CBOE Volatility Index (VIX) at $45, October 20, 2021		(121)	(261,542)	USD	(4,840)
E-mini S&P 500 at $4,405, October 8, 2021		(3)	(644,663)	USD	(3,084)
E-mini S&P 500 at $4,430, October 8, 2021		(3)	(644,663)	USD	(1,809)
E-mini S&P 500 at $4,460, October 8, 2021		(3)	(644,663)	USD	(709)
E-mini S&P 500 at $4,380, October 12, 2021		(3)	(644,663)	USD	(4,946)
E-mini S&P 500 at $4,500, October 15, 2021		(45)	(9,032,689)	USD	(5,288)
Total Call Option Written (Premiums Received $119,451)					(79,663)

Put Option Written - (0.2%)
CBOE Volatility Index (VIX) at $17, October 20, 2021		(851)	(1,839,442)	USD	(10,638)
CBOE Volatility Index (VIX) at $21, October 20, 2021		(121)	(261,542)	USD	(19,360)
E-mini S&P 500 at $4,200, October 8, 2021		(3)	(644,663)	USD	(2,246)
E-mini S&P 500 at $4,265, October 8, 2021		(3)	(644,663)	USD	(3,733)
E-mini S&P 500 at $4,315, October 8, 2021		(3)	(644,663)	USD	(5,683)
E-mini S&P 500 at $4,350, October 8, 2021		(3)	(644,663)	USD	(7,346)
E-mini S&P 500 at $4,150, October 29, 2021		(47)	(10,099,713)	USD	(132,187)
HG Copper Dec 21 Futures at 375, November 23, 2021 (1)		(5)	(204,450)	USD	(9,988)
VSTOXX Futures at 20, October 20, 2021		(158)	(366,560)	EUR	(13,269)
VSTOXX Futures at 20, November 17, 2021		(159)	(367,290)	EUR	(25,324)
Total Put Option Written (Premiums Received $355,184)					(229,774)

Over-The-Counter Options Written - (0.0%)	Counterparty [a]
USD Call / TWD Put at 27.628, October 8, 2021	JPM		(1,048,000)	USD	(5,671)
USD Put / TWD Call at 27.628, October 8, 2021	JPM		(1,048,000)	USD	(415)
Over-The-Counter Options Written (Premiums Received $8,216)					(6,086)

TOTAL WRITTEN OPTIONS (Premiums Received $482,851)					$(315,523)

(1) Position held in subsidiary.

Reference entity abbreviations
VSTOXX - Euro Stoxx 50 Volatility Index

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2021

FORWARD CURRENCY CONTRACTS (1)

Settlement	Currency	Pay	USD Value	Currency	Receive	USD Value	Unrealized
Date	Delivered	Amount	September 30, 2021	Received	Amount	September 30, 2021	Gain/(Loss)
10/27/2021	TRY	4,024,145	$445,999	USD	448,548	$448,548	$2,549
10/29/2021	AUD	4,967,000	3,591,361	USD	3,586,816	3,586,816	(4,545)
10/29/2021	CAD	3,128,547	2,469,931	USD	2,464,000	2,464,000	(5,931)
10/29/2021	CHF	262,587	281,965	USD	283,649	283,649	1,684
10/29/2021	CNH	64,147,905	9,924,639	USD	9,905,723	9,905,723	(18,916)
10/29/2021	CZK	26,725,177	1,220,423	EUR	1,045,914	1,212,216	(8,207)
10/29/2021	EUR	1,045,914	1,212,216	CZK	26,639,193	1,216,496	4,280
10/29/2021	EUR	2,340,000	2,712,064	GBP	2,022,947	2,725,826	13,762
10/29/2021	EUR	1,019,238	1,181,299	HUF	366,065,421	1,178,613	(2,686)
10/29/2021	EUR	2,098,526	2,432,195	PLN	9,700,694	2,438,925	6,730
10/29/2021	EUR	5,244,954	6,078,910	USD	6,120,084	6,120,084	41,174
10/29/2021	GBP	2,744,138	3,697,596	EUR	3,189,000	3,696,056	(1,540)
10/29/2021	GBP	10,786,444	14,534,223	USD	14,789,130	14,789,130	254,907
10/29/2021	HUF	368,194,237	1,185,467	EUR	1,019,238	1,181,299	(4,168)
10/29/2021	HUF	429,568,068	1,383,071	USD	1,380,000	1,380,000	(3,071)
10/29/2021	MXN	111,891,709	5,396,765	USD	5,533,558	5,533,558	136,793
10/29/2021	NOK	71,839,819	8,216,199	USD	8,298,462	8,298,462	82,263
10/29/2021	NZD	9,601,041	6,626,976	USD	6,730,815	6,730,815	103,839
10/29/2021	PLN	4,768,485	1,198,881	EUR	1,036,526	1,201,335	2,454
10/29/2021	PLN	1,224,401	307,836	USD	311,517	311,517	3,681
10/29/2021	SEK	6,031,773	689,144	USD	693,762	693,762	4,618
10/29/2021	SGD	27,080	19,943	USD	20,000	20,000	57
10/29/2021	USD	6,094,920	6,094,920	AUD	8,366,000	6,048,988	(45,932)
10/29/2021	USD	8,620,160	8,620,160	CAD	10,898,650	8,604,287	(15,873)
10/29/2021	USD	8,526,247	8,526,247	EUR	7,301,000	8,461,871	(64,376)
10/29/2021	USD	12,067,624	12,067,624	GBP	8,923,444	12,023,918	(43,706)
10/29/2021	USD	374,872	374,872	HUF	115,035,343	370,377	(4,495)
10/29/2021	USD	12,297,000	12,297,000	JPY	1,366,222,573	12,278,141	(18,859)
10/29/2021	USD	3,674,000	3,674,000	MXN	75,860,982	3,658,929	(15,071)
10/29/2021	USD	60,000	60,000	NOK	519,462	59,410	(590)
10/29/2021	USD	4,807,922	4,807,922	NZD	6,941,497	4,791,265	(16,657)
10/29/2021	USD	6,145,049	6,145,049	SEK	53,544,376	6,117,570	(27,479)
10/29/2021	USD	2,168,967	2,168,967	SGD	2,936,373	2,162,473	(6,494)
10/29/2021	USD	290,971	290,971	ZAR	4,367,876	288,894	(2,077)
10/29/2021	ZAR	19,327,489	1,278,333	USD	1,278,430	1,278,430	97
12/15/2021	BRL	6,388,954	1,157,565	USD	1,181,000	1,181,000	23,435
12/15/2021	CLP	791,796,864	969,634	USD	995,991	995,991	26,357
12/15/2021	IDR	24,584,038,093	1,704,562	USD	1,702,782	1,702,782	(1,780)
12/15/2021	INR	185,470,463	2,478,674	USD	2,489,000	2,489,000	10,326
12/15/2021	KRW	2,312,131,184	1,950,661	USD	1,949,000	1,949,000	(1,661)
12/15/2021	PHP	138,488,670	2,707,404	USD	2,712,402	2,712,402	4,998
12/15/2021	THB	81,437,135	2,405,874	USD	2,448,770	2,448,770	42,896
12/15/2021	TWD	65,655,365	2,356,646	USD	2,376,966	2,376,966	20,320
12/15/2021	USD	2,517,595	2,517,595	BRL	13,351,828	2,419,113	(98,482)
12/15/2021	USD	707,657	707,657	CLP	559,098,592	684,672	(22,985)
12/15/2021	USD	2,624,889	2,624,889	IDR	37,697,354,400	2,613,788	(11,101)
12/15/2021	USD	897,848	897,848	INR	66,724,412	891,722	(6,126)
12/15/2021	USD	8,294,444	8,294,444	KRW	9,748,409,070	8,224,377	(70,067)
12/15/2021	USD	80,000	80,000	PHP	4,054,189	79,258	(742)
12/15/2021	USD	4,405,732	4,405,732	RUB	326,056,974	4,412,606	6,874
12/15/2021	USD	1,219,000	1,219,000	THB	41,328,367	1,220,952	1,952
12/15/2021	USD	110,000	110,000	TWD	3,038,724	109,073	(927)
							$271,502
(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2021

FUTURES CONTRACTS
Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Gain/(Loss)
	Amsterdam Exchanges Index	2	October 2021	356,923	EUR	$(12,628)
	Australia SPI 200 Index	6	December 2021	790,872	AUD	(10,527)
	Australian 10 Year Government Bond	(29)	December 2021	(2,966,054)	AUD	52,467
	Australian Dollar	(11)	December 2021	(795,740)	USD	16,137
*	Brent Crude	(52)	October 2021	(4,072,120)	USD	(196,955)
*	Brent Crude	41	October 2022	2,923,710	USD	88,800
	British Pound	3	December 2021	252,656	USD	(5,442)
	CAC 40 Index	12	October 2021	906,012	EUR	(9,671)
	Canadian 10 Year Government Bond	7	December 2021	791,134	CAD	(14,658)
	Canadian Dollar	(3)	December 2021	(236,970)	USD	(170)
*	Canola	14	November 2021	197,521	CAD	13,785
	CBOE Volatility Index	10	October 2021	228,678	USD	(941)
	CBOE Volatility Index	(8)	November 2021	(189,487)	USD	(11,554)
*	Cocoa	1	December 2021	26,520	USD	(113)
*	Coffee 'C'	1	December 2021	72,750	USD	4,928
*	Copper	(30)	December 2021	(3,066,750)	USD	167,245
*	Corn	9	December 2021	241,538	USD	(5,237)
*	Cotton No. 2	4	December 2021	211,600	USD	32,560
*	Crude Oil	1	October 2021	-	USD	3,233
	DAX Index	1	December 2021	442,720	EUR	(11,730)
	DAX Mini	(1)	December 2021	(88,544)	EUR	2,409
	E-mini Dow	1	December 2021	168,610	USD	(3,732)
	E-mini Russell 2000 Index	1	December 2021	110,040	USD	(254)
	E-mini S&P 500	68	December 2021	14,612,350	USD	(462,591)
	Euro FX Currency	23	December 2021	3,335,000	USD	(13,934)
	EURO STOXX 50 Dividend Index	35	December 2022	456,910	EUR	2,694
	Euro STOXX 50 Index	(119)	December 2021	(5,579,891)	EUR	101,788
	Euro STOXX 50 Volatility Index	(1)	October 2021	(2,687)	EUR	(291)
	Euro STOXX 50 Volatility Index	(6)	November 2021	(16,055)	EUR	(753)
	Euro-BTP Italian Government Bond	(40)	December 2021	(7,040,426)	EUR	5,638
	Euro-Bund	20	December 2021	3,934,206	EUR	(5,312)
	Euro-BUXL 30 Year Bond	20	December 2021	4,710,761	EUR	(1,990)
*	European Emission Allowances	58	December 2021	4,147,944	EUR	156,746
*	Feeder Cattle	(3)	November 2021	(229,350)	USD	7,287
	FTSE 100 Dividend Index	46	December 2022	165,922	GBP	11,590
	FTSE 100 Index	46	December 2021	4,384,184	GBP	26,267
	FTSE 250 Index	(59)	December 2021	(3,664,635)	GBP	(7,043)
	FTSE/MIB Index	2	December 2021	293,907	EUR	(2,695)
*	Gold 100 oz	13	December 2021	2,284,100	USD	15,546
	Hang Seng China Enterprises Index	(10)	October 2021	(560,141)	HKD	(9,026)
	Hang Seng Index	1	October 2021	157,515	HKD	2,991
*	Hard Red Winter Wheat	1	December 2021	36,588	USD	722
	IBEX 35 Index	2	October 2021	204,249	EUR	1,869
	Japanese Yen	(17)	December 2021	(1,908,463)	USD	21,797
	Korea 3 Year Bond	(16)	December 2021	(1,478,378)	KRW	3,354
	Korea 10 Year Bond	25	December 2021	2,622,677	KRW	(43,733)
	Korea Stock Exchange KOSPI 200 Index	1	December 2021	84,776	KRW	(3,422)
*	Lean Hogs	9	December 2021	307,440	USD	28,690
*	Live Cattle	(2)	December 2021	(100,580)	USD	1,134
*	London Metal Exchange Lead	5	October 2021	263,563	USD	(22,596)
*	London Metal Exchange Lead	(5)	October 2021	(263,563)	USD	26,665
*	London Metal Exchange Lead	4	November 2021	210,050	USD	(21,811)

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2021

FUTURES CONTRACTS (Continued)
Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Gain/(Loss)

*	London Metal Exchange Lead	(1)	November 2021	(52,513)	USD	$846
*	London Metal Exchange Nickel	1	October 2021	107,673	USD	(4,638)
*	London Metal Exchange Nickel	(1)	October 2021	(107,673)	USD	14,304
*	London Metal Exchange Nickel	1	November 2021	107,643	USD	(14,322)
*	London Metal Exchange Primary Aluminum	3	October 2021	213,731	USD	19,289
*	London Metal Exchange Primary Aluminum	(3)	October 2021	(213,731)	USD	3,010
*	London Metal Exchange Primary Aluminum	3	November 2021	214,256	USD	(2,765)
*	London Metal Exchange Primary Aluminum	(1)	November 2021	(71,419)	USD	2,530
*	London Metal Exchange Zinc	2	October 2021	148,963	USD	319
*	London Metal Exchange Zinc	(2)	October 2021	(148,963)	USD	5,532
*	London Metal Exchange Zinc	2	November 2021	149,225	USD	(5,581)
	Long Gilt	(19)	December 2021	(3,203,916)	GBP	11,619
*	Low Sulphur Gas Oil	2	November 2021	135,100	USD	14,147
	Mexican Peso	17	December 2021	407,915	USD	(13,148)
*	Milling Wheat No. 2	6	December 2021	89,656	EUR	13,354
	MSCI Emerging Markets Index	2	December 2021	124,560	USD	(3,944)
	MSCI World Index	(1)	December 2021	(91,330)	USD	1,159
	NASDAQ 100 E-mini	1	December 2021	293,650	USD	(13,945)
*	Natural Gas	3	October 2021	176,010	USD	24,795
	New Zealand Dollar	4	December 2021	276,180	USD	(7,982)
	Nikkei 225 Dividend Index	4	March 2023	197,781	JPY	8,363
	Nikkei 225 (SGX)	10	December 2021	1,332,944	JPY	(1,718)
	Nikkei 225 Mini	8	December 2021	211,762	JPY	(2,509)
*	NY Harbor ULSD	1	October 2021	98,217	USD	7,940
	OMX 30 Index	15	October 2021	386,077	SEK	(13,428)
*	Palladium	2	December 2021	-	USD	4,205
*	Platinum	5	January 2022	240,600	USD	1,380
*	RBOB Gasoline	1	October 2021	92,148	USD	4,391
*	Red Spring Wheat	2	December 2021	91,250	USD	577
*	Robusta Coffee	6	November 2021	127,560	USD	14,219
	S&P 500 Dividend Index	193	December 2021	2,875,700	USD	849,767
	S&P 500 Dividend Index	131	December 2022	2,071,438	USD	328,045
	S&P 500 Dividend Index	68	December 2023	1,107,550	USD	406,054
	S&P/Toronto Stock Exchange 60 Index	4	December 2021	755,471	CAD	(17,876)
	SGX MSCI Singapore Index	10	October 2021	260,348	SGD	(5,222)
*	SGX TSI Iron Ore	1	November 2021	11,684	USD	551
	Short-Term Euro-BTP	16	December 2021	2,107,448	EUR	(2,796)
*	Silver	5	December 2021	551,175	USD	10,813
*	Soybean	1	November 2021	62,800	USD	(7,402)
*	Soybean Meal	(1)	December 2021	(32,870)	USD	1,207
*	Soybean Oil	2	December 2021	70,428	USD	283
	STOXX 600 Banks Index	2	December 2021	41,504	EUR	(3,107)
*	Sugar No. 11	5	February 2022	113,904	USD	4,185
	Swiss Franc	(3)	December 2021	(402,825)	USD	4,770
*	U.K. Emissions Allowances	(19)	December 2021	(1,899,565)	GBP	(436,116)
	U.S. 5 Year Treasury Note	(2)	December 2021	(245,484)	USD	513
	U.S. 10 Year Treasury Note	274	December 2021	36,060,969	USD	(324,716)
	U.S. Treasury Long Bond	(31)	December 2021	(4,935,781)	USD	57,298
	Ultra T-Bond	(16)	December 2021	(3,057,000)	USD	93,974
*	Wheat	1	December 2021	36,275	USD	47
*	White Sugar	3	November 2021	76,920	USD	1,690
						$947,494
*	Position held in Subsidiary

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2021

INTEREST RATE SWAPS *
Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount	Value	Premium Paid (Received)	Unrealized Gain/(Loss)

4.850%	CLP-TNA 1.905%	6 Month	12/15/2021	12/15/2031	338,700,000	CLP	$21,421	$(209)	$21,630
CNY-CNREPOFIX 2.705%	2.700%	3 Month	12/15/2021	12/15/2026	89,699,853	CNY	122,170	149,279	(27,109)
CZK-PRIBOR-PRBO 1.50%	2.238%	6 Month	12/15/2021	12/15/2031	29,782,400	CZK	(26,486)	(303)	(26,183)
0.920%	GBP-SONIA 0.050%	12 Month	12/15/2021	12/15/2051	1,684,200	GBP	39,212	(175,329)	214,541
HKD-HIBOR-HKAB 0.14%	1.320%	3 Month	12/15/2021	12/15/2031	3,300,000	HKD	(10,041)	32	(10,073)
HKD-HIBOR-HKAB 0.14%	0.615%	3 Month	12/15/2021	12/15/2024	4,670,000	HKD	(2,470)	41	(2,511)
2.990%	HUF-BUBOR-Reuters 1.85%	6 Month	12/15/2021	12/3/2031	89,800,000	HUF	10,315	219	10,096
2.597%	HUF-BUBOR-Reuters 1.85%	6 Month	12/15/2021	12/15/2024	464,050,000	HUF	14,312	354	13,958
5.370%	INR-FBIL-MIBOR 3.49%	6 Month	12/15/2021	12/15/2026	43,500,000	INR	1,035	-	1,035
JPY-LIBOR-BBA -0.044%	0.504%	6 Month	12/15/2021	12/16/2061	6,200,000	JPY	(1,387)	14	(1,401)
7.020%	MXN-TIIE-Banxico 4.752%	28 Days	12/15/2021	12/3/2031	500,000	MXN	901	(11)	912
MXN-TIIE-Banxico 4.752%	6.600%	28 Days	12/15/2021	12/9/2026	198,395,900	MXN	(238,002)	8,281	(246,283)
1.600%	NOK-NIBOR 0.74%	6 Month	12/15/2021	12/15/2031	3,100,000	NOK	10,483	(59)	10,542
1.743%	NOK-NIBOR 0.74%	6 Month	12/15/2021	12/15/2031	11,758,800	NOK	22,113	476	21,637
1.623%	NOK-NIBOR 0.74%	6 Month	12/15/2021	12/15/2026	22,136,400	NOK	18,224	300	17,924
NZD-BBR-FRA 0.25%	2.161%	3 Month	12/15/2021	12/15/2031	3,401,500	NZD	(28,619)	(12,755)	(15,864)
1.605%	NZD-BBR-FRA 0.25%	3 Month	12/15/2021	12/15/2024	2,600,000	NZD	6,806	527	6,279
NZD-BBR-FRA 0.25%	1.870%	3 Month	12/15/2021	12/15/2026	3,650,500	NZD	(9,198)	-	(9,198)
PLN-WIBOR-WIBO 0.21%	1.897%	6 Month	12/15/2021	12/15/2031	800,000	PLN	(7,166)	9	(7,175)
1.437%	PLN-WIBOR-WIBO 0.21%	6 Month	12/15/2021	12/15/2024	1,000,000	PLN	1,925	5	1,920
0.798%	SEK-STIBOR-SIDE -0.099%	3 Month	12/15/2021	12/15/2031	16,453,300	SEK	23,400	6,627	16,773
0.816%	SGD-SOR-VWAP 0.229%	6 Month	12/15/2021	12/15/2024	2,100,000	SGD	8,058	176	7,882
THB-THBFIX 0.328%	0.980%	6 Month	12/15/2021	12/15/2026	30,600,000	THB	(9,033)	(2,435)	(6,598)
TWD-TAIBOR 0.480%	0.610%	3 Month	12/15/2021	12/15/2026	24,500,000	TWD	(2,791)	(1,160)	(1,631)
1.600%	USD-LIBOR-BBA 0.130%	3 Month	12/15/2021	12/15/2031	924,900	USD	-	-	-
USD-LIBOR-BBA 0.130%	0.628%	3 Month	12/15/2021	12/15/2024	300,000	USD	(1,150)	1	(1,151)
ZAR-JIBAR-SAFEX 3.675%	7.347%	3 Month	12/15/2021	12/15/2031	6,700,000	ZAR	(11,256)	(6)	(11,250)
Total of Interest Rate Swaps							$(47,224)	$(25,926)	$(21,298)

INFLATION SWAPS *
Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
UK-RPI	4.310%	At maturity	9/15/2021	9/15/2026	2,033,400	GBP	8,978	-	8,978
							$8,978	$-	$8,978

* Counterparty is J.P. Morgan Investment Bank
[1] Floating rate definitions
CLP-TNA - Chile Indice de Camara Promedio Interbank Overnight Index
CNY-CNREPOFIX - China Foreign Exchange Trade System 7 day Interbank Repo Fixing Rate
CZK-PRIBOR-PRBO - Czech koruna-denominated Prague Interbank Offered Rate Fixings
GBP-SONIA - Sterling Overnight Index Average
HKD-HIBOR-HKAB - Hong Kong Inter-Bank Offered Rate
HUF-BUBOR-Reuters - Budapest Inter-Bank Offered Rate
INR-FBIL-MIBOR - Financial Benchmarks India Overnight Mumbai Interbank Outright Rate
JPY-LIBOR-BBA - Japanese Yen - London Inter-bank Offered Rate
MXN-TIIE-Banxico - Mexico 28 Day Interbank Equilibrium Interest Rate (TIIE)
NOK-NIBOR - Norway Interbank Offered Rate
NZD-BBR-FRA - New Zealand Official Cash Rate
PLN-WIBOR-WIBO - Offered rate for deposits in Polish Zloty
SEK-STIBOR-SIDE - Swedbank Stockholm Interbank Offered Rate Offered Rate
SGD-SOR-VWAP - Singapore Dollar Swap Offer Rate Volume Weighted Average Price
THB-THBFIX - Bank of Thailand Thai Baht Interest Rate Fixing
TWD-TAIBOR-Reuters - Taipei Interbank Offered Rate
UK-RPI - United Kingdom Retail Price Index
USD-LIBOR-BBA - U.S. Dollar - London Inter-Bank Offered Rate
ZAR-JIBAR-SAFEX - Johannesburg Interbank Average Rate

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2021

CREDIT DEFAULT SWAPS *
Reference Entity	Buy/Sell Protection	Rate Paid/ (Received) by the Fund	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
Markit CDX Emergin Markets Index	Sell	1.00%	6/20/2026	1,000,000	USD	$(39,458)	$(33,922)	$(5,536)
Markit CDX North America High Yield Index	Sell	5.00%	6/20/2026	900,000	USD	85,141	87,253	(2,112)
Markit CDX North America Investment Grade Index	Sell	1.00%	6/20/2026	3,100,000	USD	74,927	73,078	1,849
Markit iTraxx Europe Index	Sell	1.00%	6/20/2026	2,500,000	EUR	76,501	75,105	1,396
Markit iTraxx Europe Crossover Index	Sell	5.00%	6/20/2026	900,000	EUR	124,652	125,867	(1,215)
Total of Credit Default Swaps - Sell Protection						$321,763	$327,381	$(5,618)

* Counterparty is J.P. Morgan Investment Bank

AUD - Australian Dollar	HKD - Hong Kong Dollar				PHP - Philippine Peso
BRL - Brazilian Real	HUF - Hungarian Forint				PLN - Polish Zloty
CAD - Canadian Dollar	IDR - Indonesian Rupiah				RUB - Russian Ruble
CHF - Swiss Franc	INR - Indian Rupee				SEK - Swedish Krona
CLP - Chilean Peso	JPY - Japanese Yen				SGD - Singapore Dollar
CNH/CNY - Chinese Yuan Renminbi	KRW - South-Korean Won				THB - Thai Baht
CZK - Czech Koruna	MXN - Mexican Peso				USD - US Dollar
EUR - Euro	NOK - Norwegian Kroner				ZAR - South African Rand
GBP - British Pound	NZD - New Zealand Dollar

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2021

	TOTAL RETURN SWAPS *
	Reference Entity	Counter- party [a]	Rate Paid/Received [b]	Payment Frequency	Termination Date	Notional Amount		Unrealized Gain/(Loss)
[1]	BCIIFFOD Index	B	USD LIBOR 1M - 0.10% (-0.020%)	monthly	03/08/2022	(932,947)	USD	$15,349
[2]	BCIIPRIV Index	B	USD LIBOR 1M + 0.35% (0.430%)	monthly	05/10/2022	463,745	USD	(35,437)
[3]	BCOMXIM Index	JPM	0.07%	monthly	10/18/2021	1,284,652	USD	7,472
[4]	CGFCREIT Index	CITI	EURIBOR 1M - 0.05% (-0.613%)	monthly	02/09/2022	(303,796)	EUR	11,440
	Compañia de Minas Buenaventura	JPM	USD OBFR - 0.20% (-0.140%)	monthly	03/22/2022	(9,781)	USD	796
	Cosan SA	MS	BRL CDI + 1.50% (7.650%)	monthly	09/20/2023	298,278	BRL	(1,953)
	Didi Global Inc.	B	USD LIBOR 1M - 3.00% (-2.920%)	monthly	07/28/2022	(5,590)	USD	115
	ECLAT Textile Company	MS	SOFR 1D + 0.75% (0.800%)	monthly	06/15/2023	33,202	USD	(238)
	Feng Tay Enterprises Co.	MS	SOFR 1D + 0.75% (0.800%)	monthly	06/15/2023	10,909	USD	(228)
[5]	GSCBFACT Index	GS	USD LIBOR 1M - 0.50% (-0.420%)	monthly	05/09/2024	(882,966)	USD	(4,101)
[6]	GSGLFEXC Index	GS	USD LIBOR 1M + 0.50% (0.580%)	monthly	07/05/2024	357,254	USD	(12,411)
[7]	GSGLFMIN Index	GS	USD LIBOR 1M + 0.40% (0.480%)	monthly	10/13/2023	55,939	USD	221
[8]	GSGLFPAY Index	GS	USD LIBOR 1M + 0.40% (0.480%)	monthly	10/03/2024	322,232	USD	(6,130)
[9]	GSGLPLAS Index	GS	USD LIBOR 1M - 0.900% (-0.820%)	monthly	07/12/2024	(264,233)	USD	(1,345)
[10]	GSGLSMA3 Index	GS	USD LIBOR 1M - 1.12% (-1.040%)	monthly	03/22/2023	(598,728)	USD	4,807
[11]	JPEBCSMI Index	JPM	CHF SARON + 0.30% (-0.419%)	monthly	09/27/2022	605,662	CHF	(1,711)
[12]	JPFCITSV Index	JPM	USD OBFR - 0.30% (-0.230%)	monthly	08/10/2022	(1,642,819)	USD	462
[13]	JPFCUOIL Index	JPM	USD OBFR + 0.45% (0.520%)	monthly	05/18/2022	319,484	USD	56,046
[14]	JPFUAIR Index	JPM	USD OBFR - 1.05% (-0.980%)	monthly	09/07/2022	(627,712)	USD	(14,053)
[15]	JPFUMEDA Index	JPM	USD OBFR + 0.40% (0.470%)	monthly	07/27/2022	562,883	USD	(8,068)
[16]	JPFUOMED Index	JPM	USD OBFR - 0.50% (-0.430%)	monthly	07/27/2022	(607,833)	USD	(22,044)
[17]	JPFUREGU Index	JPM	USD OBFR - 0.35% (-0.280%)	monthly	10/04/2022	(1,080,459)	USD	844
[18]	JPTAOBRL Index	JPM	BRL CDI - 4.78% (1.370%)	monthly	09/27/2022	(100,118)	BRL	(61)
	Kahoot! ASA	JPM	NOK NIBOR 1M - 0.25% (0.180%)	monthly	10/05/2022	(5,968)	NOK	(24)
	Makalot Industrial	MS	SOFR 1D + 0.75% (0.800%)	monthly	06/15/2023	32,431	USD	(1,154)
[19]	MSFDRUS Index	MS	N/A	monthly	07/01/2022	39,212,701	USD	(538,581)
[20]	MSFINTOT Index	MS	SOFR 1D + 0.75% (0.800%)	monthly	08/03/2022	449,040	USD	(19,826)
	Pet Center Comercio e Participacoes SA	MS	BRL CDI + 1.50% (7.650%)	monthly	09/20/2023	414,395	BRL	(10,004)
[21]	S5CONS	JPM	USD OBFR - 0.35% (-0.280%)	monthly	04/19/2022	(783,609)	USD	30,253
[22]	S5UTIL	GS	USD LIBOR 1M - 0.35% (-0.270%)	monthly	07/08/2024	(1,585,029)	USD	41,496
	S5UTIL	JPM	USD OBFR + 0.20% (0.270%)	monthly	09/15/2022	1,181,682	USD	(29,406)
	Shenzhen SC New Energy Technology Corp	MS	SOFR 1D + 1.15% (1.200%)	monthly	07/10/2023	28,009	USD	(3,113)
[23]	SX86P	JPM	EUR ESTRON + 0.35% (-0.222%)	monthly	09/28/2022	82,011	EUR	(3,780)
Total of Total Return Swaps								$(544,367)

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2021

[a]	Counterparty abbreviations	[b] Floating rate definitions
	B - Barclays	BRL CDI - Brazil Average One-Day Interbank Deposit
	CITI - Citigroup Global Markets	ESTRON - Euro Short-term Rate Overnight
	GS - Goldman Sachs	EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest
	JPM - J.P. Morgan Investment Bank	rates at which a panel of European banks borrow funds from one another.
	MS - Morgan Stanley	LIBOR - London Interbank Offered Rate
NIBOR - Oslo Bors Norway Interbank Offered Rate
OBFR - Overnight Bank Funding Rate
SARON - Swiss Average Rate Overnight
SOFR - Secured Overnight Financing Rate

*	No Upfront premiums paid on the Total Return Swaps.
[1]	BCIIFFOD is a custom basket of food company stocks.
[2]	BCIIPRIV is a custom basket of investment company stocks.
[3]	BCOMXIM - Bloomberg Commodity ex-Industrial Metals Index
[4]	CGFCREIT is a custom basket of real estate investment trust stocks.
[5]	GSCBFACT is a custom basket of investment management company stocks.
[6]	GSGLFEXC is a custom basket of investment management company stocks.
[7]	GSGLFMIN is a custom basket of mining company stocks.
[8]	GSGLFPAY is a custom basket of financial services company stocks.
[9]	GSGLPAS is a custom basket of plastics company stocks.
[10]	GSGLSMA3 is a custom basket of smartphone company stocks.
[11]	JPEBCSMI is a custom basket of Swiss stocks.
[12]	JPFCITSV is a custom basket of information technology company stocks. The components of the basket as of September 30, 2021 are shown on the following pages.
[13]	JPFCUOIL is a custom basket of U.S. oil company stocks
[14]	JPFUAIR is a custom basket of airline company stocks.
[15]	JPFUMEDA is a custom basket of media company stocks.
[16]	JPFUOMED is a custom basket of media company stocks.
[17]	JPFUREGU is a custom basket of U.S. real estate company stocks.
[18]	JPTAOBRL is a custom basket of Brazilian stocks.
[19]	MSFDRUS - The components of the basket as of September 30, 2021 are shown on the following pages.
[20]	MSFINTOT is a custom basket of South Korea and Taiwan electronics company stocks.
[21]	S5CONS - S&P 500 Consumer Staples Index
[22]	S5UTIL - S&P 500 Utilities Index
[23]	SX86P - STOXX Europe 600 Real Estate Index.

Consolidated Schedule of Investments (Unaudited)
September 30, 2021

BCOMXIM Index

Name	Settlement Price	Weight

Natural Gas Future Nov 21		$6	16.44%
Gold 100 oz Future Dec 21		1,757	12.56%
Crude Oil Future Nov 21		75	11.22%
Brent Crude Future Jan 22		78	9.13%
Corn Future Dec 21		537	5.67%
Soybean Future Nov 21		1,256	5.04%
Coffee 'C' Future Dec 21		194	4.10%
Soybean Oil Future Dec 21		59	4.00%
Live Cattle Future Dec 21		126	3.93%
Low Sulphur Gas Oil Nov 21		675	3.77%
Sugar #11 (World) Mar 22		20	3.64%
Silver Future Dec 21		22	3.29%
Wheat Future Dec 21		725	3.04%
RBOB Gasoline Future Nov 21		219	3.01%
NY Harbor ULSD Future Nov 21		234	2.95%
Soybean Meal Future Dec 21		329	2.56%
Lean Hogs Future Dec 21		85	1.99%
Cotton No.2 Future Dec 21		106	1.87%
Hard Red Winter Wheat Future Dec 21		732	1.79%
		$7,235	100.00%

JPFCITSV Index

Name	Quantity	Value	Weight
International Business Machines Corp	15,709	$2,182,509	14.97%
Hewlett Packard Enterprise Co	106,033	1,510,973	10.36%
Atos SE	26,414	1,410,498	9.67%
Fujitsu Ltd	7,661	1,396,257	9.58%
Oracle Corp	13,969	1,217,132	8.35%
Citrix Systems Inc	10,339	1,110,107	7.61%
Temenos AG	5,850	795,996	5.46%
Indra Sistemas SA	73,973	794,318	5.45%
TD SYNNEX Corp	7,195	749,032	5.14%
DXC Technology Co	20,543	690,443	4.73%
VMware Inc	4,574	680,146	4.66%
Conduent Inc	95,146	627,015	4.30%
Concentrix Corp	3,520	623,094	4.27%
TietoEVRY Oyj	18,246	548,914	3.76%
Software AG	5,278	246,219	1.69%
		$14,582,653	100.00%
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
September 30, 2021

MSFDRUS Index

Name	Quantity	Value	Weight
USD Cash	32,393,714	$32,393,714	83.70%
NOK Cash	(11,766,395)	(1,347,920)	(3.48%)
EUR Cash	(811,794)	(940,883)	(2.43%)
CNY Cash	(3,608,039)	(558,330)	(1.44%)
CAD Cash	(492,856)	(389,025)	(1.01%)
Vonovia SE	5,443	327,413	0.85%
CHF Cash	262,628	281,517	0.73%
Republic Svcs	2,269	272,416	0.70%
Waste Connections Inc	2,067	260,459	0.67%
Union Pacific Cp	1,326	259,909	0.67%
Cf Industries Holdings	4,321	241,198	0.62%
Idexx Labs	385	239,432	0.62%
Nutrien Ltd	3,575	231,767	0.60%
Mowi Asa	9,066	230,854	0.60%
Cdn Pac Rlway	3,474	226,053	0.58%
Waste Management	1,481	221,202	0.57%
Dnb Asa	9,363	214,465	0.55%
Zoetis Inc	1,069	207,536	0.54%
Gfl Environmental Inc-Sub Vt	5,547	206,071	0.53%
The Mosaic Co	5,672	202,604	0.52%
JPY Cash	22,373,646	200,526	0.52%
Leg Immobilien Se	1,411	199,843	0.52%
Darling Ingredients Inc	2,699	194,058	0.50%
Prologis Inc	1,503	188,521	0.49%
Honeywell International Inc	(872)	(185,108)	(0.48%)
Chewy Inc - Class A	2,614	178,040	0.46%
Csx Corp	5,905	175,615	0.45%
Cdn Natl Rr	1,488	172,087	0.44%
Norfolk Southern	717	171,542	0.44%
United Parcel Service - Cl B	(898)	(163,526)	(0.42%)
Li Ning	14,070	162,936	0.42%
Deutsche Wohnen Se	2,639	161,864	0.42%
Raytheon Technologies Corp	(1,819)	(156,361)	(0.40%)
Aroundtown Property Holdings S	22,200	153,609	0.40%
Kansas City Southern	557	150,746	0.39%
Anta Sports	7,821	147,485	0.38%
Corteva Inc	3,462	145,681	0.38%
Clean Harbors	1,388	144,172	0.37%
Salmar Asa	2,116	140,981	0.36%
General Electric	(1,366)	(140,739)	(0.36%)
American Homes 4 Rent	3,676	140,129	0.36%
Palo Alto Network Inc	282	135,078	0.35%
Invitation Homes	3,499	134,117	0.35%
HKD Cash	(1,035,928)	(133,072)	(0.34%)
Deere & Co	(395)	(132,353)	(0.34%)
Caterpillar Inc	(679)	(130,348)	(0.34%)
3M Co	(742)	(130,162)	(0.34%)
Tag Immobilien Ag	4,271	125,338	0.32%
Mimecast Ltd	1,960	124,656	0.32%
Freshpet Inc	840	119,860	0.31%
Other Underlying Index Components *		3,626,990	9.38%
		$38,702,657	100.00%

* Largest 50 underlying components by market value at September 30, 2021 are listed.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited) (continued)
September 30, 2021

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of Fulcrum Diversified Absolute Return Fund (the “Fund”) includes the holdings of Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 29, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models,  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2021:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Common Stocks	$5,113,178	$-	$-	$5,113,178
Preferred Stocks	2,286	-	-	2,286
Purchased Options and Warrants	811,030	2,298,519	-	3,109,549
Short-Term Investments	-	53,799,288	-	53,799,288
Total Investments	$5,926,494	$56,097,807	$-	$62,024,301

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments
Written Options	$(177,019)	$(138,504)	$-	$(315,523)
Forward Currency Contracts *	-	(271,502)	-	(271,502)
Future Contracts *	947,494	-	-	947,494
Interest Rate Swaps *	-	(21,298)	-	(21,298)
Credit Default Swaps *	-	8,978	-	8,978
Total Return Swaps *	-	(544,367)	-	(544,367)
Total Other Financial Instruments	$770,475	$(966,693)	$-	$(196,218)

* Forward Currency Contracts, Futures Contracts, Interest Rate Swaps, Credit Default Swaps and Total Return Swaps are valued at the unrealized appreciation (depreciation) of the instrument.